Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 26, 2024	Sep. 30, 2024	Sep. 30, 2023	Apr. 11, 2023	Jan. 11, 2023
Subsequent Events [Line Items]
Ordinary shares issued		4,287,500
Ordinary shares, par value		$ 0.001 [1]	$ 0.001
Ordinary shares issued, price per share				$ 1	$ 1
IPO [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Ordinary shares issued	1,437,500
Ordinary shares, par value	$ 0.001
Ordinary shares issued, price per share	$ 4
Gross proceeds from initial public offering	$ 5,750

[1]	Additional shares issued $5,750,000.